Inventories (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Inventories [Abstract]
Finished goods	$ 39,472	$ 37,823
Work-in-process	2,376	3,809
Raw materials	37,936	26,363
Inventory, Net	$ 79,784	$ 67,995